DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.4%
	ADVERTISING & MARKETING - 2.1%
36,644	Interpublic Group of Companies, Inc.	$ 1,070,005

	APPAREL & TEXTILE PRODUCTS - 2.0%
53,200	Hanesbrands, Inc.	1,046,444

	ASSET MANAGEMENT - 3.8%
4,287	Ameriprise Financial, Inc.	996,513
5,814	T Rowe Price Group, Inc.	997,683
		1,994,196
	BEVERAGES - 2.0%
7,383	PepsiCo, Inc.	1,044,325

	BIOTECH & PHARMA - 5.8%
15,371	Bristol-Myers Squibb Company	970,371
5,999	Johnson & Johnson	985,936
28,330	Pfizer, Inc.	1,026,396
		2,982,703
	CHEMICALS - 4.1%
39,874	Chemours Company	1,112,883
15,953	Dow, Inc.	1,020,035
		2,132,918
	DIVERSIFIED INDUSTRIALS - 5.9%
5,431	3M Company	1,046,444
10,975	Emerson Electric Company	990,165
4,676	Illinois Tool Works, Inc.	1,035,828
		3,072,437
	ELECTRIC UTILITIES - 3.8%
25,918	NRG Energy, Inc.	977,886
55,172	Vistra Corporation	975,441
		1,953,327
	ELECTRICAL EQUIPMENT - 2.0%
3,858	Rockwell Automation, Inc.	1,024,068

	ENTERTAINMENT CONTENT - 2.1%
29,491	Fox Corporation, Class A	1,064,920

	FOOD - 2.0%
16,536	Kellogg Company	1,046,729

	HEALTH CARE FACILITIES & SERVICES - 6.0%
13,759	CVS Health Corporation	1,035,090
8,215	Quest Diagnostics, Inc.	1,054,313
2,856	UnitedHealth Group, Inc.	1,062,631
		3,152,034
	HOME & OFFICE PRODUCTS - 2.1%
40,968	Newell Brands, Inc.	1,097,123

	HOUSEHOLD PRODUCTS - 2.1%
22,680	Energizer Holdings, Inc.	1,076,393

	INDUSTRIAL SUPPORT SERVICES - 1.9%
10,834	MSC Industrial Direct Company, Inc., Class A	977,118

	INSTITUTIONAL FINANCIAL SERVICES - 6.2%
7,932	Evercore, Inc., Class A	1,044,962
24,265	Lazard Ltd., Class A	1,055,770
34,553	Virtu Financial, Inc., Class A	1,072,870
		3,173,602
	INSURANCE - 1.9%
16,190	Mercury General Corporation	984,514

	OIL & GAS PRODUCERS - 5.7%
106,196	Antero Midstream Corporation	958,950
127,724	Equitrans Midstream Corporation	1,042,228
41,141	Williams Companies, Inc.	974,630
		2,975,808
	PUBLISHING & BROADCASTING - 3.8%
17,936	John Wiley & Sons, Inc., Class A	972,131
7,006	Nexstar Media Group, Inc., Class A	983,853
		1,955,984
	RETAIL - DISCRETIONARY - 2.0%
8,992	Genuine Parts Company	1,039,385

	RETAIL REIT - 1.8%
8,291	Simon Property Group, Inc.	943,267

	SEMICONDUCTORS - 5.7%
2,005	Broadcom, Inc.	929,638
15,489	Intel Corporation	991,296
5,456	Texas Instruments, Inc.	1,031,130
		2,952,064
	SPECIALTY FINANCE - 9.8%
10,076	Discover Financial Services	957,119
24,525	Fidelity National Financial, Inc.	997,187
17,897	First American Financial Corporation	1,013,865
19,898	OneMain Holdings, Inc.	1,068,922
24,199	Synchrony Financial	983,931
		5,021,024
	SPECIALTY REIT - 2.0%
27,237	Iron Mountain, Inc.	1,008,041

	TECHNOLOGY HARDWARE - 2.1%
20,927	Cisco Systems, Inc.	1,082,135

	TECHNOLOGY SERVICES - 2.0%
7,947	International Business Machines Corporation	1,059,017

	TELECOMMUNICATIONS - 3.8%
77,472	Lumen Technologies, Inc.	1,034,251
17,107	Verizon Communications, Inc.	994,772
		2,029,023
	TRANSPORTATION & LOGISTICS - 2.0%
13,655	Ryder System, Inc.	1,033,001

	TRANSPORTATION EQUIPMENT - 1.9%
24,633	Allison Transmission Holdings, Inc.	1,005,765

	TOTAL COMMON STOCKS (Cost $48,649,489)	50,997,370

	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
4,599	Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(a)	4,599
6,342	Fidelity Government Portfolio, Institutional Class, 0.01%(a)	6,342
906,385	Goldman Sachs Financial Square Government Fund, Class FST, 0.04%(a)	906,386
4,999	STIT - Government & Agency Portfolio, Private Investment Class, 0.03%(a)	4,999
	TOTAL MONEY MARKET FUNDS (Cost $922,326)	922,326

	TOTAL SHORT-TERM INVESTMENTS (Cost $922,326)	922,326

	TOTAL INVESTMENTS - 100.2% (Cost $49,571,815)	$ 51,919,696
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(108,797)
	NET ASSETS - 100.0%	$ 51,810,899

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule of investments.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.0%
	FIXED INCOME - 63.0%
228,971	Invesco Senior Loan ETF +	$ 5,067,128
24,447	iShares 0-5 Year High Yield Corporate Bond ETF	1,119,917
27,197	iShares Broad USD High Yield Corporate Bond ETF	1,120,244
197,557	Schwab Short-Term U.S. Treasury ETF	10,136,649
40,985	SPDR Bloomberg Barclays Short Term High Yield Bond +	1,120,120
272,183	SPDR Portfolio Short Term Treasury ETF	8,345,131
164,717	Vanguard Short-Term Treasury ETF	10,133,390
22,421	Xtrackers USD High Yield Corporate Bond ETF +	1,120,826
		38,163,405

	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,025,458)	38,163,405

	OPEN END FUNDS — 33.5%
	FIXED INCOME - 33.5%
511,963	BlackRock Floating Rate Income Portfolio, Institutional Class	5,073,554
609,620	Hartford Floating Rate Fund, Class Y	5,072,035
606,313	Lord Abbett Floating Rate Fund, Class I	5,074,837
619,555	Virtus Seix Floating Rate High Income Fund, Class I	5,080,353
		20,300,779

	TOTAL OPEN END FUNDS (Cost $19,606,161)	20,300,779

	SHORT-TERM INVESTMENTS — 11.8%
	COLLATERAL FOR SECURITIES LOANED - 8.3%
5,058,962	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $5,058,962)(a)	5,058,962

	MONEY MARKET FUND - 3.5%
2,121,600	Goldman Sachs Financial Square Government Fund, Class FST, 0.04% (Cost $2,121,600)(a)	2,121,600

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,180,562)	7,180,562

	TOTAL INVESTMENTS - 108.3% (Cost $64,812,181)	$ 65,644,746
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3)%	(5,022,882)
	NET ASSETS - 100.0%	$ 60,621,864

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) (b)	Rate disclosed is the seven day effective yield as of March 31, 2021. All or a portion of this security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $4,950,272.

See accompanying notes which are an integral part of this schedule of investments.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
	COMMODITY - 5.9%
224,883	SPDR Gold MiniShares Trust(a)	$ 3,823,011

	EQUITY - 27.6%
55,819	iShares Core Dividend Growth ETF(b)	2,694,383
49,511	iShares Emerging Markets Dividend ETF	1,939,841
282,666	iShares Mortgage Real Estate ETF	9,966,803
27,133	iShares MSCI USA Quality Factor ETF	3,304,257
		17,905,284
	FIXED INCOME - 64.9%
354,931	iShares 0-5 Year High Yield Corporate Bond ETF	16,259,390
45,733	iShares 20+ Year Treasury Bond ETF(b)	6,194,535
190,356	JPMorgan Ultra-Short Income ETF	9,661,519
227,773	SPDR Wells Fargo Preferred Stock ETF	9,892,181
		42,007,625

	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,099,153)	63,735,920

	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 2.0%
4,777	Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(c)	4,777
14,559	Fidelity Government Portfolio, Institutional Class, 0.01%(c)	14,559
1,281,580	Goldman Sachs Financial Square Government Fund, Class FST, 0.04%(c)	1,281,580
14,401	STIT - Government & Agency Portfolio, Private Investment Class, 0.03%(c)	14,401
	TOTAL MONEY MARKET FUNDS (Cost $1,315,317)	1,315,317

	COLLATERAL FOR SECURITIES LOANED - 1.6%
1,025,920	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $1,025,920)(c)	1,025,920

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,341,237)	2,341,237

	TOTAL INVESTMENTS - 102.0% (Cost $64,440,390)	$ 66,077,157
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(1,303,440)
	NET ASSETS - 100.0%	$ 64,773,717

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $1,005,464.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule of investments.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9%
	ADVERTISING & MARKETING - 1.6%
416	Trade Desk, Inc., Class A(a)	$ 271,091

	ASSET MANAGEMENT - 4.1%
1,468	Ameriprise Financial, Inc.	341,237
2,451	LPL Financial Holdings, Inc.	348,434
		689,671
	BANKING - 1.9%
644	SVB Financial Group(a)	317,917

	BIOTECH & PHARMA - 1.8%
1,591	Eli Lilly and Company	297,231

	CABLE & SATELLITE - 2.0%
544	Charter Communications, Inc., Class A(a)	335,658

	CHEMICALS - 2.2%
13,581	Chemours Company	379,045

	COMMERCIAL SUPPORT SERVICES - 2.0%
4,212	Robert Half International, Inc.	328,831

	E-COMMERCE DISCRETIONARY - 4.1%
107	Amazon.com, Inc.(a)	331,067
5,844	eBay, Inc.	357,886
		688,953
	ELECTRIC UTILITIES - 2.0%
9,028	NRG Energy, Inc.	340,626

	HEALTH CARE FACILITIES & SERVICES - 2.1%
1,492	Molina Healthcare, Inc.(a)	348,770

	HOUSEHOLD PRODUCTS - 4.0%
1,142	Estee Lauder Companies, Inc., Class A	332,151
6,359	Nu Skin Enterprises, Inc., Class A	336,327
		668,478
	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
2,652	Evercore, Inc., Class A	349,374
11,729	Virtu Financial, Inc., Class A	364,186
		713,560
	LEISURE FACILITIES & SERVICES - 1.9%
230	Chipotle Mexican Grill, Inc.(a)	326,789

	MACHINERY - 2.1%
931	Deere & Company	348,324

	MEDICAL EQUIPMENT & DEVICES - 5.4%
11,810	Avantor, Inc.(a)	341,663
641	IDEXX Laboratories, Inc.(a)	313,648
2,041	Quidel Corporation(a)	261,105
		916,416
	METALS & MINING - 1.9%
4,596	Southern Copper Corporation	311,931

	OIL & GAS PRODUCERS - 2.2%
13,790	Continental Resources, Inc.(a)	356,747

	RENEWABLE ENERGY - 1.8%
1,906	Enphase Energy, Inc.(a)	309,077

	RETAIL - CONSUMER STAPLES - 4.1%
1,750	Five Below, Inc.(a)	333,883
1,779	Target Corporation	352,366
		686,249
	RETAIL - DISCRETIONARY - 6.9%
4,517	Dick's Sporting Goods, Inc.	343,970
2,042	Tractor Supply Company	361,597
2,484	Williams-Sonoma, Inc.	445,132
		1,150,699
	SELF-STORAGE REIT - 2.0%
2,586	Extra Space Storage, Inc.	342,774

	SEMICONDUCTORS - 14.3%
2,798	Applied Materials, Inc.	373,812
698	Broadcom, Inc.	323,635
1,069	KLA Corporation	353,198
588	Lam Research Corporation	350,001
2,445	QUALCOMM, Inc.	324,183
2,591	Teradyne, Inc.	315,273
1,921	Texas Instruments, Inc.	363,050
		2,403,152
	SOFTWARE - 14.7%
1,422	Atlassian Corp plc, Class A(a)	299,701
2,389	Cadence Design Systems, Inc.(a)	327,270
1,569	Crowdstrike Holdings, Inc., Class A(a)	286,358
1,531	DocuSign, Inc.(a)	309,951
2,692	Manhattan Associates, Inc.(a)	315,987
8,255	Teradata Corporation(a)	318,148
1,200	Veeva Systems, Inc., Class A(a)	313,488
897	Zoom Video Communications, Inc., Class A(a)	288,197
		2,459,100
	TECHNOLOGY HARDWARE - 1.9%
667	Zebra Technologies Corporation, Class A(a)	323,615

	TECHNOLOGY SERVICES - 3.6%
594	MarketAxess Holdings, Inc.	295,764
1,282	PayPal Holdings, Inc.(a)	311,321
		607,085
	TRANSPORTATION & LOGISTICS - 2.1%
4,795	Ryder System, Inc.	362,742

	WHOLESALE - DISCRETIONARY - 2.0%
996	Pool Corporation	343,859

	TOTAL COMMON STOCKS (Cost $16,172,064)	16,628,390

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
196,844	Goldman Sachs Financial Square Government Fund, Class FST, 0.04% (Cost $196,844)(b)	196,844

	TOTAL INVESTMENTS - 100.1% (Cost $16,368,908)	$ 16,825,234
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(11,533)
	NET ASSETS - 100.0%	$ 16,813,701

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule of investments.

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	COMMODITY - 4.9%
176,268	SPDR Gold MiniShares Trust(a)	$ 2,996,556

	EQUITY - 63.4%
128,993	Global X US Infrastructure Development ETF	3,232,565
37,700	Invesco QQQ Trust Series 1	12,031,201
67,844	iShares Core MSCI EAFE ETF	4,888,160
91,959	iShares Core MSCI Emerging Markets ETF	5,918,481
47,944	iShares MSCI Emerging Markets Min Vol Factor ETF	3,028,143
76,517	iShares MSCI USA Quality Factor ETF	9,318,240
		38,416,790
	FIXED INCOME - 30.0%
198,204	iShares 0-5 Year High Yield Corporate Bond ETF	9,079,725
21,500	iShares 20+ Year Treasury Bond ETF +	2,912,175
142,826	SPDR Wells Fargo Preferred Stock ETF	6,202,933
		18,194,833

	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,745,387)	59,608,179

	SHORT-TERM INVESTMENTS — 5.7%
	COLLATERAL FOR SECURITIES LOANED - 3.7%
2,264,722	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $2,264,722)(b)	2,264,722

	MONEY MARKET FUND - 2.0%
1,222,599	Goldman Sachs Financial Square Government Fund, Class FST, 0.04% (Cost $1,222,599)(b)	1,222,599

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,487,321)	3,487,321

	TOTAL INVESTMENTS - 104.0% (Cost $59,232,708)	$ 63,095,500
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%	(2,432,756)
	NET ASSETS - 100.0%	$ 60,662,744

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b) +	Rate disclosed is the seven day effective yield as of March 31, 2021. All or a portion of the security is on loan. The fair value of the securities on loan as of March 31, 221 was $2,220,223.

See accompanying notes which are an integral part of this schedule of investments.

Donoghue Forlines Funds

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Funds’ investments measured at fair value:

Donoghue Forlines Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 50,997,370	$ -	$ -	$ 50,997,370
Money Market Funds	922,326	-	-	922,326
Total	$ 51,919,696	$ -	$ -	$ 51,919,696

Donoghue Forlines Risk Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 38,163,405	$ -	$ -	$ 38,163,405
Mutual Funds	20,300,779	-	-	20,300,779
Collateral For Securities Loaned	5,058,962	-	-	5,058,962
Money Market Fund	2,121,600	-	-	2,121,600
Total	$ 65,644,746	$ -	$ -	$ 65,644,746

Donoghue Forlines Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 63,735,920	$ -	$ -	$ 63,735,920
Money Market Funds	1,315,317	-	-	1,315,317
Collateral For Securities Loaned	1,025,920	-	-	1,025,920
Total	$ 66,077,157	$ -	$ -	$ 66,077,157

Donoghue Forlines Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,628,390	$ -	$ -	$ 16,628,390
Money Market Funds	196,844	-	-	196,844
Total	$ 16,825,234	$ -	$ -	$ 16,825,234

Donoghue Forlines Tactical Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 59,608,179	$ -	$ -	$ 59,608,179
Collateral For Securities Lending	2,264,722	-	-	2,264,722
Money Market Fund	1,222,599	-	-	1,222,599
Total	$ 63,095,500	$ -	$ -	$ 63,095,500

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolios of Investments for classification by asset class

Security Lending - Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Underlying Investment in other Investment Companies - The Donoghue Forlines Tactical Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares 0-5 Year High Yield Corporate Bond ETF, (the “Security”). The Fund may redeem their investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR available at “www.sec.gov”. As of March 31, 2021, the percentage of the Donoghue Forlines Tactical Income Fund’s net assets invested in the iShares 0-5 Year High Yield Corporate Bond ETF was 25.1%.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Donoghue Forlines Dividend Fund	$ 49,571,869	$ 2,900,726	$ (552,899)	$ 2,347,827
Donoghue Forlines Risk Managed Income Fund	64,816,976	844,828	(17,058)	827,770
Donoghue Forlines Tactical Income Fund	64,557,697	1,898,757	(379,297)	1,519,460
Donoghue Forlines Momentum Fund	16,372,439	860,668	(407,873)	452,795
Donoghue Forlines Tactical Income Fund	59,660,948	3,784,266	(349,714)	3,434,552